9. Sales revenues (Details 1) - Oil products [member] $ in Millions	Dec. 31, 2020 USD ($)
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 61,995
2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	34,067
Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	61,995
Domestic market [member] | Gaso line [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,561
Domestic market [member] | Gaso line [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,561
Domestic market [member] | Diesel [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	15,008
Domestic market [member] | Diesel [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	15,008
Domestic market [member] | Natural Gas [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	7,865
Domestic market [member] | Natural Gas [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,383
Domestic market [member] | Natural Gas [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	12,248
Domestic market [member] | Services and others [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,330
Domestic market [member] | Services and others [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,110
Domestic market [member] | Services and others [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	8,440
Domestic market [member] | Naphtha [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,649
Domestic market [member] | Naphtha [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	946
Domestic market [member] | Naphtha [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,703
Domestic market [member] | Electricity [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,204
Domestic market [member] | Electricity [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	713
Domestic market [member] | Electricity [member] | Later than one year [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,491
Domestic market [member] | Other oil products [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	17
Domestic market [member] | Other oil products [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	17
Domestic market [member] | Jet fuel [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	404
Domestic market [member] | Jet fuel [member] | 2021 [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	404
Foreign market [member] | Exports [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	11,464
Foreign market [member] | 2021 [member] | Exports [member]
DisclosureSalesRevenuesLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 1,925